Pension and other long-term benefit commitments, Long-term Pension Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Pension and other long-term benefit commitments [Abstract]
Beginning of period	$ 18.2	$ 17.1
Transfer to plan assets	(1.2)	(0.4)
Interest on non-plan assets	0.2	0.2
Benefits paid	(0.2)	(0.1)
Contributions	0.1	0.3
Included within other comprehensive income [Abstract]
Change in fair value assessment	0.2	0.4
Long-term pension asset, included in other comprehensive income	0.2	0.4
Effects of movements in exchange rates	(0.2)	0.7
End of period	17.1	18.2
Included within other comprehensive income [Abstract]
Continuing operations	0.2	0.4
Long-term pension asset, included in other comprehensive income	$ 0.2	$ 0.4